Trade Receivables - Summary of Trade Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross		$ 973	$ 1,504	$ 1,305
Accounts receivable and related parties, non- current gross		31	6	43
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	[1],[2]	1,020	1,580	1,407
Accounts receivable and related parties, non- current gross	[1],[2]	43	61	138
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables		(47)	(76)	(102)
Accounts receivable and related parties, non- current gross		$ (12)	$ (55)	$ (95)

[1]	See Note 24 for information about credits for contracts included in trade receivables.
[2]	See Note 36 for information about related parties.